Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2022	¥ 2,710	¥ 22,854,234	¥ (10,910,754)	¥ 1,278,666	¥ 431,786	¥ 91,074,675	¥ 4,005,723	¥ 108,737,040
Balance (in shares) at Dec. 31, 2022 | shares	3,321,276,000
Balance (in shares) at Dec. 31, 2022 | shares			(97,652,000)
Vesting of restricted share units		(3,007,404)	¥ 3,007,404
Vesting of restricted share units (in shares) | shares			25,951,000
Share-based compensation		2,913,644					149,757	3,063,401
Appropriation to statutory reserves				262,750		(262,750)
Net income/(loss) attributable to the Company and noncontrolling interest shareholders						29,420,141	(66,677)	29,353,464
Repurchase of shares			¥ (4,791,014)					(4,791,014)
Repurchase of shares (in shares) | shares			(38,792,000)
Net change of capital from noncontrolling interest shareholders		(155,823)					(471,164)	(626,987)
Reclassification from mezzanine equity to noncontrolling interest shareholders							30,369	30,369
Dividends to shareholders						(8,013,894)		(8,013,894)
Foreign currency translation adjustment					184,994		36,878	221,872
Accretion of redeemable noncontrolling interests						(3,589)	(2,340)	(5,929)
Balance at Dec. 31, 2023	¥ 2,710	22,604,651	¥ (12,694,364)	1,541,416	616,780	112,214,583	3,682,546	127,968,322
Balance (in shares) at Dec. 31, 2023 | shares	3,321,276,000
Balance (in shares) at Dec. 31, 2023 | shares			(110,493,000)
Vesting of restricted share units		(3,297,794)	¥ 3,297,794
Vesting of restricted share units (in shares) | shares			26,874,000
Share-based compensation		3,554,037					261,409	3,815,446
Appropriation to statutory reserves				413,456		(413,456)
Net income/(loss) attributable to the Company and noncontrolling interest shareholders						29,701,528	558,829	30,260,357
Repurchase of shares			¥ (8,742,223)					(8,742,223)
Repurchase of shares (in shares) | shares			(69,698,000)
Cancellation of repurchased shares	¥ (79)	(13,665,651)	¥ 13,665,730
Cancellation of repurchased shares (in shares) | shares	(110,000,000)		110,000,000
Net change of capital from noncontrolling interest shareholders		665,719					(844,249)	(178,530)
Reclassification from mezzanine equity to noncontrolling interest shareholders							33,951	33,951
Dividends to shareholders						(11,165,339)		(11,165,339)
Foreign currency translation adjustment					390,027		34,329	424,356
Accretion of redeemable noncontrolling interests						(3,919)	(2,555)	(6,474)
Balance at Dec. 31, 2024	¥ 2,631	9,860,962	¥ (4,473,063)	1,954,872	1,006,807	130,333,397	3,724,260	¥ 142,409,866
Balance (in shares) at Dec. 31, 2024 | shares	3,211,276,000							3,167,959,016	3,167,959,016
Balance (in shares) at Dec. 31, 2024 | shares			(43,317,000)
Vesting of restricted share units		(3,623,760)	¥ 3,623,760
Vesting of restricted share units (in shares) | shares			29,040,000
Share-based compensation		3,358,619					202,179	¥ 3,560,798
Appropriation to statutory reserves				502,499		(502,499)
Net income/(loss) attributable to the Company and noncontrolling interest shareholders						33,764,066	1,033,718	34,797,784
Repurchase of shares			¥ (669,270)					(669,270)
Repurchase of shares (in shares) | shares			(4,888,000)
Net change of capital from noncontrolling interest shareholders		241,639					(139,718)	101,921
Dividends to shareholders						(13,835,698)		(13,835,698)
Foreign currency translation adjustment					(1,244,577)		(101,087)	(1,345,664)
Accretion of redeemable noncontrolling interests						(4,266)	(2,781)	(7,047)
Balance at Dec. 31, 2025	¥ 2,631	¥ 9,837,460	¥ (1,518,573)	¥ 2,457,371	¥ (237,770)	¥ 149,755,000	¥ 4,716,571	¥ 165,012,690	$ 23,596,501
Balance (in shares) at Dec. 31, 2025 | shares	3,211,276,000							3,192,111,251	3,192,111,251
Balance (in shares) at Dec. 31, 2025 | shares			(19,165,000)